Segments	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segments

Note 19—Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has three operating segments: (1) AR advertising services, (2) AR entertainment and (3) semiconductor related products and services.

The following tables present summary information by segment for the years ended December 31, 2018, 2019 and 2020:

	AR advertising services	AR entertainment	Total December 31, 2018
	RMB	RMB	RMB
Revenues	181,241,346	44,030,218	225,271,564
Cost of revenues	81,437,761	3,976,300	85,414,061
Gross profit	99,803,585	40,053,918	139,857,503
Depreciation and amortization	4,360,632	9,178,221	13,538,853
Total capital expenditures	26,380	20,192	46,572

	AR advertising services	AR entertainment	Total December 31, 2019
	RMB	RMB	RMB
Revenues	267,514,061	51,667,363	319,181,424
Cost of revenues	140,716,036	5,451,807	146,167,843
Gross profit	126,798,025	46,215,556	173,013,581
Depreciation and amortization	9,455,226	4,428,693	13,883,919
Total capital expenditures	161,505	34,493	195,998

	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2020	Total December 31, 2020
	RMB	RMB	RMB	RMB	USD
Revenues	307,328,308	29,740,544	428,944,734	766,013,586	117,398,517
Cost of revenues	211,297,881	3,137,805	382,143,014	596,578,700	91,431,087
Gross profit	96,030,427	26,602,739	46,801,720	169,434,886	25,967,430
Depreciation and amortization	9,505,919	3,155,190	1,890,183	14,551,292	2,230,117
Total capital expenditures	94,964	20,897	368,913	484,774	74,296

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
AR advertising services	379,286,036	532,715,074	81,643,408
AR entertainment	184,212,477	165,442,969	25,355,632
Semiconductor business	-	474,263,642	72,685,197
Total Assets	563,498,513	1,172,421,685	179,684,237

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also review consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2020
	RMB	RMB	RMB	USD
Mainland PRC revenues	209,495,553	303,357,469	333,383,244	51,094,001
Hong Kong revenues	-	-	289,184,844	45,699,526
International revenues	15,776,011	15,823,955	134,445,498	20,604,990
Total revenues	225,271,564	319,181,424	766,013,586	117,398,517